Leases (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Presentation of leases for lessee [abstract]
Amortization of ROU asset	$ 286	$ 146
Interest expenses on lease liability	$ 9	$ 5	$ 1